Shareholder Report	12 Months Ended	47 Months Ended	60 Months Ended	78 Months Ended	84 Months Ended	89 Months Ended	91 Months Ended
	Apr. 30, 2026 USD ($) shares	Apr. 30, 2026 USD ($) shares	Apr. 30, 2026 USD ($) shares	Apr. 30, 2026 USD ($) shares	Apr. 30, 2026 USD ($) shares	Apr. 30, 2026 USD ($) shares	Apr. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Fidelity Women's Leadership Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity® Women's Leadership Fund
Trading Symbol	FWOMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Women's Leadership Fund	$ 79	0.67%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI USA Women's Leadership Index for the fiscal year, especially within communication services, where our picks in media & entertainment helped most. Security selection in information technology and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Alphabet gained 141% and was the top individual relative contributor. The stock was among the fund's largest holdings. The second-largest relative contributor was an overweight in NVIDIA (+83%). The company was the fund's biggest holding. Another notable relative contributor was our non-benchmark stake in GE Vernova (+195%). The company was among the fund's biggest holdings.
•In contrast, the biggest detractors from performance versus the benchmark were picks and an underweight in energy. Stock picking and an underweight in materials also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The biggest individual relative detractor was an underweight in Western Digital (+745%). This was a position we established this period. The stock was one of the fund's biggest holdings at period end. The second-largest relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained 113%. Not owning Analog Devices, a benchmark component that gained approximately 109%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 1, 2019 through April 30, 2026. Initial investment of $10,000. Fidelity® Women's Leadership Fund $10,000 $9,837 $15,389 $13,657 $13,981 $16,604 $16,784 $23,239 MSCI USA Women's Leadership Index $10,000 $9,399 $14,585 $13,499 $13,031 $15,104 $15,610 $18,118 Russell 3000® Index $10,000 $9,973 $15,051 $14,582 $14,801 $18,102 $20,166 $26,419 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Women's Leadership Fund 38.46% 8.59% 12.80% MSCI USA Women's Leadership Index 16.07% 4.43% 8.86% Russell 3000® Index 31.01% 11.91% 14.88% A From May 1, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					May 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920
Holdings Count | shares	93	93	93	93	93	93	93
Advisory Fees Paid, Amount	$ 861,029
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$170,418,920
Number of Holdings	93
Total Advisory Fee	$861,029
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.2 Industrials 13.3 Financials 11.4 Health Care 10.9 Consumer Discretionary 10.0 Communication Services 8.7 Consumer Staples 4.4 Materials 2.7 Energy 2.4 Real Estate 2.1 Utilities 1.0 Common Stocks 98.8 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 94.0 Italy 1.0 Canada 1.0 United Kingdom 0.9 Belgium 0.8 Netherlands 0.7 Japan 0.6 Australia 0.5 Chile 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Italy - 1.0 Canada - 1.0 United Kingdom - 0.9 Belgium - 0.8 Netherlands - 0.7 Japan - 0.6 Australia - 0.5 Chile - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.6 Apple Inc 6.5 Microsoft Corp 4.8 Amazon.com Inc 4.6 Alphabet Inc Class A 3.8 Alphabet Inc Class C 3.2 JPMorgan Chase & Co 2.0 Eli Lilly & Co 1.9 Micron Technology Inc 1.8 GE Vernova Inc 1.6 37.8
Fidelity Advisor Women's Leadership Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity Advisor® Women's Leadership Fund Class Z
Trading Symbol	FWOZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 67	0.57%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI USA Women's Leadership Index for the fiscal year, especially within communication services, where our picks in media & entertainment helped most. Security selection in information technology and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Alphabet gained 141% and was the top individual relative contributor. The stock was among the fund's largest holdings. The second-largest relative contributor was an overweight in NVIDIA (+83%). The company was the fund's biggest holding. Another notable relative contributor was our non-benchmark stake in GE Vernova (+195%). The company was among the fund's biggest holdings.
•In contrast, the biggest detractors from performance versus the benchmark were picks and an underweight in energy. Stock picking and an underweight in materials also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The biggest individual relative detractor was an underweight in Western Digital (+745%). This was a position we established this period. The stock was one of the fund's biggest holdings at period end. The second-largest relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained 113%. Not owning Analog Devices, a benchmark component that gained approximately 109%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 1, 2019 through April 30, 2026. Initial investment of $10,000. Class Z $10,000 $9,857 $15,439 $13,721 $14,077 $16,754 $16,950 $23,502 MSCI USA Women's Leadership Index $10,000 $9,399 $14,585 $13,499 $13,031 $15,104 $15,610 $18,118 Russell 3000® Index $10,000 $9,973 $15,051 $14,582 $14,801 $18,102 $20,166 $26,419 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 38.65% 8.77% 12.98% MSCI USA Women's Leadership Index 16.07% 4.43% 8.86% Russell 3000® Index 31.01% 11.91% 14.88% A From May 1, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					May 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920
Holdings Count | shares	93	93	93	93	93	93	93
Advisory Fees Paid, Amount	$ 861,029
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$170,418,920
Number of Holdings	93
Total Advisory Fee	$861,029
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.2 Industrials 13.3 Financials 11.4 Health Care 10.9 Consumer Discretionary 10.0 Communication Services 8.7 Consumer Staples 4.4 Materials 2.7 Energy 2.4 Real Estate 2.1 Utilities 1.0 Common Stocks 98.8 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 94.0 Italy 1.0 Canada 1.0 United Kingdom 0.9 Belgium 0.8 Netherlands 0.7 Japan 0.6 Australia 0.5 Chile 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Italy - 1.0 Canada - 1.0 United Kingdom - 0.9 Belgium - 0.8 Netherlands - 0.7 Japan - 0.6 Australia - 0.5 Chile - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.6 Apple Inc 6.5 Microsoft Corp 4.8 Amazon.com Inc 4.6 Alphabet Inc Class A 3.8 Alphabet Inc Class C 3.2 JPMorgan Chase & Co 2.0 Eli Lilly & Co 1.9 Micron Technology Inc 1.8 GE Vernova Inc 1.6 37.8
Fidelity Advisor Women's Leadership Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity Advisor® Women's Leadership Fund Class M
Trading Symbol	FWOEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 144	1.22%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI USA Women's Leadership Index for the fiscal year, especially within communication services, where our picks in media & entertainment helped most. Security selection in information technology and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Alphabet gained 141% and was the top individual relative contributor. The stock was among the fund's largest holdings. The second-largest relative contributor was an overweight in NVIDIA (+83%). The company was the fund's biggest holding. Another notable relative contributor was our non-benchmark stake in GE Vernova (+195%). The company was among the fund's biggest holdings.
•In contrast, the biggest detractors from performance versus the benchmark were picks and an underweight in energy. Stock picking and an underweight in materials also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The biggest individual relative detractor was an underweight in Western Digital (+745%). This was a position we established this period. The stock was one of the fund's biggest holdings at period end. The second-largest relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained 113%. Not owning Analog Devices, a benchmark component that gained approximately 109%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 1, 2019 through April 30, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,445 $14,702 $12,987 $13,225 $15,634 $15,714 $21,646 MSCI USA Women's Leadership Index $10,000 $9,399 $14,585 $13,499 $13,031 $15,104 $15,610 $18,118 Russell 3000® Index $10,000 $9,973 $15,051 $14,582 $14,801 $18,102 $20,166 $26,419 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 32.93% 7.28% 11.66% Class M (without 3.50% sales charge) 37.75% 8.04% 12.23% MSCI USA Women's Leadership Index 16.07% 4.43% 8.86% Russell 3000® Index 31.01% 11.91% 14.88% A From May 1, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					May 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920
Holdings Count | shares	93	93	93	93	93	93	93
Advisory Fees Paid, Amount	$ 861,029
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$170,418,920
Number of Holdings	93
Total Advisory Fee	$861,029
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.2 Industrials 13.3 Financials 11.4 Health Care 10.9 Consumer Discretionary 10.0 Communication Services 8.7 Consumer Staples 4.4 Materials 2.7 Energy 2.4 Real Estate 2.1 Utilities 1.0 Common Stocks 98.8 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 94.0 Italy 1.0 Canada 1.0 United Kingdom 0.9 Belgium 0.8 Netherlands 0.7 Japan 0.6 Australia 0.5 Chile 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Italy - 1.0 Canada - 1.0 United Kingdom - 0.9 Belgium - 0.8 Netherlands - 0.7 Japan - 0.6 Australia - 0.5 Chile - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.6 Apple Inc 6.5 Microsoft Corp 4.8 Amazon.com Inc 4.6 Alphabet Inc Class A 3.8 Alphabet Inc Class C 3.2 JPMorgan Chase & Co 2.0 Eli Lilly & Co 1.9 Micron Technology Inc 1.8 GE Vernova Inc 1.6 37.8
Fidelity Advisor Women's Leadership Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity Advisor® Women's Leadership Fund Class I
Trading Symbol	FWMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 82	0.69%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI USA Women's Leadership Index for the fiscal year, especially within communication services, where our picks in media & entertainment helped most. Security selection in information technology and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Alphabet gained 141% and was the top individual relative contributor. The stock was among the fund's largest holdings. The second-largest relative contributor was an overweight in NVIDIA (+83%). The company was the fund's biggest holding. Another notable relative contributor was our non-benchmark stake in GE Vernova (+195%). The company was among the fund's biggest holdings.
•In contrast, the biggest detractors from performance versus the benchmark were picks and an underweight in energy. Stock picking and an underweight in materials also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The biggest individual relative detractor was an underweight in Western Digital (+745%). This was a position we established this period. The stock was one of the fund's biggest holdings at period end. The second-largest relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained 113%. Not owning Analog Devices, a benchmark component that gained approximately 109%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 1, 2019 through April 30, 2026. Initial investment of $10,000. Class I $10,000 $9,837 $15,397 $13,672 $14,009 $16,654 $16,823 $23,298 MSCI USA Women's Leadership Index $10,000 $9,399 $14,585 $13,499 $13,031 $15,104 $15,610 $18,118 Russell 3000® Index $10,000 $9,973 $15,051 $14,582 $14,801 $18,102 $20,166 $26,419 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 38.49% 8.64% 12.84% MSCI USA Women's Leadership Index 16.07% 4.43% 8.86% Russell 3000® Index 31.01% 11.91% 14.88% A From May 1, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					May 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920
Holdings Count | shares	93	93	93	93	93	93	93
Advisory Fees Paid, Amount	$ 861,029
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$170,418,920
Number of Holdings	93
Total Advisory Fee	$861,029
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.2 Industrials 13.3 Financials 11.4 Health Care 10.9 Consumer Discretionary 10.0 Communication Services 8.7 Consumer Staples 4.4 Materials 2.7 Energy 2.4 Real Estate 2.1 Utilities 1.0 Common Stocks 98.8 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 94.0 Italy 1.0 Canada 1.0 United Kingdom 0.9 Belgium 0.8 Netherlands 0.7 Japan 0.6 Australia 0.5 Chile 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Italy - 1.0 Canada - 1.0 United Kingdom - 0.9 Belgium - 0.8 Netherlands - 0.7 Japan - 0.6 Australia - 0.5 Chile - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.6 Apple Inc 6.5 Microsoft Corp 4.8 Amazon.com Inc 4.6 Alphabet Inc Class A 3.8 Alphabet Inc Class C 3.2 JPMorgan Chase & Co 2.0 Eli Lilly & Co 1.9 Micron Technology Inc 1.8 GE Vernova Inc 1.6 37.8
Fidelity Advisor Women's Leadership Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity Advisor® Women's Leadership Fund Class C
Trading Symbol	FWOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 203	1.72%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI USA Women's Leadership Index for the fiscal year, especially within communication services, where our picks in media & entertainment helped most. Security selection in information technology and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Alphabet gained 141% and was the top individual relative contributor. The stock was among the fund's largest holdings. The second-largest relative contributor was an overweight in NVIDIA (+83%). The company was the fund's biggest holding. Another notable relative contributor was our non-benchmark stake in GE Vernova (+195%). The company was among the fund's biggest holdings.
•In contrast, the biggest detractors from performance versus the benchmark were picks and an underweight in energy. Stock picking and an underweight in materials also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The biggest individual relative detractor was an underweight in Western Digital (+745%). This was a position we established this period. The stock was one of the fund's biggest holdings at period end. The second-largest relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained 113%. Not owning Analog Devices, a benchmark component that gained approximately 109%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 1, 2019 through April 30, 2026. Initial investment of $10,000. Class C $10,000 $9,740 $15,090 $13,261 $13,445 $15,811 $15,812 $21,673 MSCI USA Women's Leadership Index $10,000 $9,399 $14,585 $13,499 $13,031 $15,104 $15,610 $18,118 Russell 3000® Index $10,000 $9,973 $15,051 $14,582 $14,801 $18,102 $20,166 $26,419 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 36.07% 7.51% 11.68% Class C 37.07% 7.51% 11.68% MSCI USA Women's Leadership Index 16.07% 4.43% 8.86% Russell 3000® Index 31.01% 11.91% 14.88% A From May 1, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					May 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920
Holdings Count | shares	93	93	93	93	93	93	93
Advisory Fees Paid, Amount	$ 861,029
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$170,418,920
Number of Holdings	93
Total Advisory Fee	$861,029
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.2 Industrials 13.3 Financials 11.4 Health Care 10.9 Consumer Discretionary 10.0 Communication Services 8.7 Consumer Staples 4.4 Materials 2.7 Energy 2.4 Real Estate 2.1 Utilities 1.0 Common Stocks 98.8 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 94.0 Italy 1.0 Canada 1.0 United Kingdom 0.9 Belgium 0.8 Netherlands 0.7 Japan 0.6 Australia 0.5 Chile 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Italy - 1.0 Canada - 1.0 United Kingdom - 0.9 Belgium - 0.8 Netherlands - 0.7 Japan - 0.6 Australia - 0.5 Chile - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.6 Apple Inc 6.5 Microsoft Corp 4.8 Amazon.com Inc 4.6 Alphabet Inc Class A 3.8 Alphabet Inc Class C 3.2 JPMorgan Chase & Co 2.0 Eli Lilly & Co 1.9 Micron Technology Inc 1.8 GE Vernova Inc 1.6 37.8
Fidelity Advisor Women's Leadership Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Women's Leadership Fund
Class Name	Fidelity Advisor® Women's Leadership Fund Class A
Trading Symbol	FWOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Women's Leadership Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 115	0.97%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI USA Women's Leadership Index for the fiscal year, especially within communication services, where our picks in media & entertainment helped most. Security selection in information technology and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Alphabet gained 141% and was the top individual relative contributor. The stock was among the fund's largest holdings. The second-largest relative contributor was an overweight in NVIDIA (+83%). The company was the fund's biggest holding. Another notable relative contributor was our non-benchmark stake in GE Vernova (+195%). The company was among the fund's biggest holdings.
•In contrast, the biggest detractors from performance versus the benchmark were picks and an underweight in energy. Stock picking and an underweight in materials also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The biggest individual relative detractor was an underweight in Western Digital (+745%). This was a position we established this period. The stock was one of the fund's biggest holdings at period end. The second-largest relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained 113%. Not owning Analog Devices, a benchmark component that gained approximately 109%, was another notable relative detractor.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 1, 2019 through April 30, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,252 $14,436 $12,782 $13,051 $15,473 $15,593 $21,530 MSCI USA Women's Leadership Index $10,000 $9,399 $14,585 $13,499 $13,031 $15,104 $15,610 $18,118 Russell 3000® Index $10,000 $9,973 $15,051 $14,582 $14,801 $18,102 $20,166 $26,419 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) 30.13% 7.05% 11.57% Class A (without 5.75% sales charge) 38.07% 8.32% 12.52% MSCI USA Women's Leadership Index 16.07% 4.43% 8.86% Russell 3000® Index 31.01% 11.91% 14.88% A From May 1, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date					May 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920	$ 170,418,920
Holdings Count | shares	93	93	93	93	93	93	93
Advisory Fees Paid, Amount	$ 861,029
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$170,418,920
Number of Holdings	93
Total Advisory Fee	$861,029
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.2 Industrials 13.3 Financials 11.4 Health Care 10.9 Consumer Discretionary 10.0 Communication Services 8.7 Consumer Staples 4.4 Materials 2.7 Energy 2.4 Real Estate 2.1 Utilities 1.0 Common Stocks 98.8 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 94.0 Italy 1.0 Canada 1.0 United Kingdom 0.9 Belgium 0.8 Netherlands 0.7 Japan 0.6 Australia 0.5 Chile 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.0 Italy - 1.0 Canada - 1.0 United Kingdom - 0.9 Belgium - 0.8 Netherlands - 0.7 Japan - 0.6 Australia - 0.5 Chile - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.6 Apple Inc 6.5 Microsoft Corp 4.8 Amazon.com Inc 4.6 Alphabet Inc Class A 3.8 Alphabet Inc Class C 3.2 JPMorgan Chase & Co 2.0 Eli Lilly & Co 1.9 Micron Technology Inc 1.8 GE Vernova Inc 1.6 37.8
Fidelity U.S. Low Volatility Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Low Volatility Equity Fund
Class Name	Fidelity® U.S. Low Volatility Equity Fund
Trading Symbol	FULVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® U.S. Low Volatility Equity Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Low Volatility Equity Fund	$ 71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending April 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI USA Minimum Volatility Index for the fiscal year, especially within information technology. Stock picks in health care also hampered the fund's result. Also detracting from our result were picks and an overweight in consumer staples.
•The biggest individual relative detractor was an underweight in Amphenol (+93%). This was an investment we established this period. Not owning Corning, a benchmark component that gained roughly 276%, was a second notable relative detractor. Another notable relative detractor was a non-benchmark stake in SAP (-41%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in communication services. Stock picks in industrials also boosted the fund's relative performance. Also contributing to our result were stock picks and an overweight in utilities.
•The top individual relative contributor was an overweight in Alphabet (+144%). The company was the fund's largest holding at period end. A non-benchmark stake in AngloGold Ashanti gained roughly 94% and was a second notable relative contributor. The security was not held at period end. Another relative contributor this period was avoiding Roper Technologies, a benchmark component that returned -36%.
•Notable changes in positioning include higher allocations to the energy and utilities sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 5, 2019 through April 30, 2026. Initial investment of $10,000. Fidelity® U.S. Low Volatility Equity Fund $10,000 $9,256 $11,596 $11,609 $11,584 $12,748 $14,272 $14,780 MSCI USA Minimum Volatility Index $10,000 $9,464 $11,767 $12,195 $12,488 $13,830 $16,180 $16,827 Russell 3000® Index $10,000 $9,442 $14,250 $13,806 $14,013 $17,138 $19,092 $25,013 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® U.S. Low Volatility Equity Fund 3.56% 4.97% 6.21% MSCI USA Minimum Volatility Index 4.00% 7.42% 8.35% Russell 3000® Index 31.01% 11.91% 15.18% A From November 5, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Nov. 05, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 18,586,638	$ 18,586,638	$ 18,586,638	$ 18,586,638	$ 18,586,638	$ 18,586,638	$ 18,586,638
Holdings Count | shares	125	125	125	125	125	125	125
Advisory Fees Paid, Amount	$ 97,966
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$18,586,638
Number of Holdings	125
Total Advisory Fee	$97,966
Portfolio Turnover	56%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 23.2 Health Care 17.4 Consumer Staples 13.4 Utilities 12.1 Financials 10.5 Industrials 5.8 Communication Services 5.1 Energy 4.7 Consumer Discretionary 3.1 Real Estate 2.0 Materials 1.9 Common Stocks 99.2 Domestic Equity Funds 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Domestic Equity Funds - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 98.2 United Kingdom 1.2 Germany 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.2 United Kingdom - 1.2 Germany - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 1.4 Zoom Communications Inc Class A 1.3 Chubb Ltd 1.2 Astrazeneca PLC 1.2 Visa Inc Class A 1.2 Johnson & Johnson 1.2 Travelers Companies Inc/The 1.2 O'Reilly Automotive Inc 1.2 Gilead Sciences Inc 1.2 Cisco Systems Inc 1.2 12.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on October 3rd, 2025, in anticipation of its merger shortly after its target end date of May 8th, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Short Duration High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity® Short Duration High Income Fund
Trading Symbol	FSAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Short Duration High Income Fund	$ 76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending April 30, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.27% and contributed to performance versus the Fidelity Short Duration High Income Fund Composite Index for the fiscal year. By industry, security selection was the primary contributor, especially within technology & electronics. Security selection in telecommunications also boosted the fund's relative result, as did security selection and an overweight in energy.
•The top individual relative contributor was an overweight in EchoStar (+51%). The company was the fund's top holding this period. A non-benchmark stake in Wolfspeed gained about 104% and was a second notable relative contributor. It helped to hold a non-benchmark stake in Riot Platforms (+38%). This was an investment we established this period.
•In contrast, the biggest detractor from performance versus the Composite index was security selection in retail. Security selection in the utility sector also hampered the fund's result.
•The biggest individual relative detractor was an overweight in Saks Global Enterprises (-98%). A second notable relative detractor was a non-benchmark stake in Ambipar Lux Sarl (-74%). This was a stake we established this period. Another notable relative detractor was a non-benchmark stake in Sunnova Energy (-99%).
•Notable changes in positioning include higher allocations to the utility and telecommunications industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2016 through April 30, 2026. Initial investment of $10,000. Fidelity® Short Duration High Income Fund $10,000 $10,900 $11,184 $11,719 $11,458 $12,731 $12,432 $12,578 $13,638 $14,567 $15,973 Fidelity Short Duration High Income Fund Composite Index℠ $10,000 $10,899 $11,248 $11,920 $11,423 $13,267 $13,132 $13,464 $14,670 $15,721 $16,949 ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index $10,000 $10,999 $11,373 $12,091 $11,496 $13,369 $13,139 $13,444 $14,568 $15,636 $16,900 Bloomberg U.S. Universal Bond Index $10,000 $10,207 $10,208 $10,757 $11,741 $11,950 $10,926 $10,892 $10,855 $11,739 $12,278 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Short Duration High Income Fund 9.66% 4.64% 4.79% Fidelity Short Duration High Income Fund Composite Index℠ 7.81% 5.02% 5.42% ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index 8.09% 4.80% 5.39% Bloomberg U.S. Universal Bond Index 4.59% 0.54% 2.07% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591
Holdings Count | shares	568	568	568	568	568	568	568
Advisory Fees Paid, Amount	$ 1,997,993
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$332,576,591
Number of Holdings	568
Total Advisory Fee	$1,997,993
Portfolio Turnover	88%

Holdings [Text Block]	BBB 5.8 BB 36.2 B 38.1 CCC,CC,C 12.3 D 0.1 Not Rated 4.6 Equities 0.6 Short-Term Investments and Net Other Assets (Liabilities) 2.3 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 5.8 BB - 36.2 B - 38.1 CCC,CC,C - 12.3 D - 0.1 Not Rated - 4.6 Equities - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 76.6 Bank Loan Obligations 14.7 Preferred Securities 5.6 Preferred Stocks 0.4 Asset-Backed Securities 0.2 Common Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 76.6 Bank Loan Obligations - 14.7 Preferred Securities - 5.6 Preferred Stocks - 0.4 Asset-Backed Securities - 0.2 Common Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 88.3 Canada 2.6 United Kingdom 1.6 France 0.9 Switzerland 0.6 Brazil 0.6 Grand Cayman (UK Overseas Ter) 0.5 Luxembourg 0.4 Colombia 0.4 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.3 Canada - 2.6 United Kingdom - 1.6 France - 0.9 Switzerland - 0.6 Brazil - 0.6 Grand Cayman (UK Overseas Ter) - 0.5 Luxembourg - 0.4 Colombia - 0.4 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) TransDigm Inc 1.6 Citigroup Inc 1.1 EchoStar Corp 1.0 CoreWeave Inc 1.0 Sunoco LP 1.0 Cloud Software Group Inc 1.0 Vistra Operations Co LLC 0.9 CCO Holdings LLC / CCO Holdings Capital Corp 0.9 Univision Communications Inc 0.9 1011778 BC ULC / New Red Finance Inc 0.9 10.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Short Duration High Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity Advisor® Short Duration High Income Fund Class Z
Trading Symbol	FIJWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending April 30, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.27% and contributed to performance versus the Fidelity Short Duration High Income Fund Composite Index for the fiscal year. By industry, security selection was the primary contributor, especially within technology & electronics. Security selection in telecommunications also boosted the fund's relative result, as did security selection and an overweight in energy.
•The top individual relative contributor was an overweight in EchoStar (+51%). The company was the fund's top holding this period. A non-benchmark stake in Wolfspeed gained about 104% and was a second notable relative contributor. It helped to hold a non-benchmark stake in Riot Platforms (+38%). This was an investment we established this period.
•In contrast, the biggest detractor from performance versus the Composite index was security selection in retail. Security selection in the utility sector also hampered the fund's result.
•The biggest individual relative detractor was an overweight in Saks Global Enterprises (-98%). A second notable relative detractor was a non-benchmark stake in Ambipar Lux Sarl (-74%). This was a stake we established this period. Another notable relative detractor was a non-benchmark stake in Sunnova Energy (-99%).
•Notable changes in positioning include higher allocations to the utility and telecommunications industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through April 30, 2026. Initial investment of $10,000. Class Z $10,000 $10,267 $10,037 $11,162 $10,909 $11,048 $11,985 $12,824 $14,059 Fidelity Short Duration High Income Fund Composite Index℠ $10,000 $10,334 $9,902 $11,501 $11,384 $11,672 $12,717 $13,628 $14,693 ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index $10,000 $10,345 $9,836 $11,439 $11,242 $11,503 $12,464 $13,378 $14,460 Bloomberg U.S. Universal Bond Index $10,000 $10,464 $11,422 $11,625 $10,629 $10,596 $10,560 $11,420 $11,945 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 9.63% 4.72% 4.60% Fidelity Short Duration High Income Fund Composite Index℠ 7.81% 5.02% 5.21% ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index 8.09% 4.80% 4.99% Bloomberg U.S. Universal Bond Index 4.59% 0.54% 2.37% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date							Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591
Holdings Count | shares	568	568	568	568	568	568	568
Advisory Fees Paid, Amount	$ 1,997,993
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$332,576,591
Number of Holdings	568
Total Advisory Fee	$1,997,993
Portfolio Turnover	88%

Holdings [Text Block]	BBB 5.8 BB 36.2 B 38.1 CCC,CC,C 12.3 D 0.1 Not Rated 4.6 Equities 0.6 Short-Term Investments and Net Other Assets (Liabilities) 2.3 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 5.8 BB - 36.2 B - 38.1 CCC,CC,C - 12.3 D - 0.1 Not Rated - 4.6 Equities - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 76.6 Bank Loan Obligations 14.7 Preferred Securities 5.6 Preferred Stocks 0.4 Asset-Backed Securities 0.2 Common Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 76.6 Bank Loan Obligations - 14.7 Preferred Securities - 5.6 Preferred Stocks - 0.4 Asset-Backed Securities - 0.2 Common Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 88.3 Canada 2.6 United Kingdom 1.6 France 0.9 Switzerland 0.6 Brazil 0.6 Grand Cayman (UK Overseas Ter) 0.5 Luxembourg 0.4 Colombia 0.4 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.3 Canada - 2.6 United Kingdom - 1.6 France - 0.9 Switzerland - 0.6 Brazil - 0.6 Grand Cayman (UK Overseas Ter) - 0.5 Luxembourg - 0.4 Colombia - 0.4 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) TransDigm Inc 1.6 Citigroup Inc 1.1 EchoStar Corp 1.0 CoreWeave Inc 1.0 Sunoco LP 1.0 Cloud Software Group Inc 1.0 Vistra Operations Co LLC 0.9 CCO Holdings LLC / CCO Holdings Capital Corp 0.9 Univision Communications Inc 0.9 1011778 BC ULC / New Red Finance Inc 0.9 10.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Short Duration High Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity Advisor® Short Duration High Income Fund Class M
Trading Symbol	FSEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending April 30, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.27% and contributed to performance versus the Fidelity Short Duration High Income Fund Composite Index for the fiscal year. By industry, security selection was the primary contributor, especially within technology & electronics. Security selection in telecommunications also boosted the fund's relative result, as did security selection and an overweight in energy.
•The top individual relative contributor was an overweight in EchoStar (+51%). The company was the fund's top holding this period. A non-benchmark stake in Wolfspeed gained about 104% and was a second notable relative contributor. It helped to hold a non-benchmark stake in Riot Platforms (+38%). This was an investment we established this period.
•In contrast, the biggest detractor from performance versus the Composite index was security selection in retail. Security selection in the utility sector also hampered the fund's result.
•The biggest individual relative detractor was an overweight in Saks Global Enterprises (-98%). A second notable relative detractor was a non-benchmark stake in Ambipar Lux Sarl (-74%). This was a stake we established this period. Another notable relative detractor was a non-benchmark stake in Sunnova Energy (-99%).
•Notable changes in positioning include higher allocations to the utility and telecommunications industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2016 through April 30, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $10,449 $10,695 $11,179 $10,890 $12,084 $11,770 $11,879 $12,829 $13,682 $14,962 Fidelity Short Duration High Income Fund Composite Index℠ $10,000 $10,899 $11,248 $11,920 $11,423 $13,267 $13,132 $13,464 $14,670 $15,721 $16,949 ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index $10,000 $10,999 $11,373 $12,091 $11,496 $13,369 $13,139 $13,444 $14,568 $15,636 $16,900 Bloomberg U.S. Universal Bond Index $10,000 $10,207 $10,208 $10,757 $11,741 $11,950 $10,926 $10,892 $10,855 $11,739 $12,278 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) 4.98% 3.52% 4.11% Class M (without 4.00% sales charge) 9.36% 4.37% 4.54% Fidelity Short Duration High Income Fund Composite Index℠ 7.81% 5.02% 5.42% ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index 8.09% 4.80% 5.39% Bloomberg U.S. Universal Bond Index 4.59% 0.54% 2.07% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591
Holdings Count | shares	568	568	568	568	568	568	568
Advisory Fees Paid, Amount	$ 1,997,993
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$332,576,591
Number of Holdings	568
Total Advisory Fee	$1,997,993
Portfolio Turnover	88%

Holdings [Text Block]	BBB 5.8 BB 36.2 B 38.1 CCC,CC,C 12.3 D 0.1 Not Rated 4.6 Equities 0.6 Short-Term Investments and Net Other Assets (Liabilities) 2.3 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 5.8 BB - 36.2 B - 38.1 CCC,CC,C - 12.3 D - 0.1 Not Rated - 4.6 Equities - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 76.6 Bank Loan Obligations 14.7 Preferred Securities 5.6 Preferred Stocks 0.4 Asset-Backed Securities 0.2 Common Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 76.6 Bank Loan Obligations - 14.7 Preferred Securities - 5.6 Preferred Stocks - 0.4 Asset-Backed Securities - 0.2 Common Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 88.3 Canada 2.6 United Kingdom 1.6 France 0.9 Switzerland 0.6 Brazil 0.6 Grand Cayman (UK Overseas Ter) 0.5 Luxembourg 0.4 Colombia 0.4 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.3 Canada - 2.6 United Kingdom - 1.6 France - 0.9 Switzerland - 0.6 Brazil - 0.6 Grand Cayman (UK Overseas Ter) - 0.5 Luxembourg - 0.4 Colombia - 0.4 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) TransDigm Inc 1.6 Citigroup Inc 1.1 EchoStar Corp 1.0 CoreWeave Inc 1.0 Sunoco LP 1.0 Cloud Software Group Inc 1.0 Vistra Operations Co LLC 0.9 CCO Holdings LLC / CCO Holdings Capital Corp 0.9 Univision Communications Inc 0.9 1011778 BC ULC / New Red Finance Inc 0.9 10.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Short Duration High Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity Advisor® Short Duration High Income Fund Class I
Trading Symbol	FSFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending April 30, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.27% and contributed to performance versus the Fidelity Short Duration High Income Fund Composite Index for the fiscal year. By industry, security selection was the primary contributor, especially within technology & electronics. Security selection in telecommunications also boosted the fund's relative result, as did security selection and an overweight in energy.
•The top individual relative contributor was an overweight in EchoStar (+51%). The company was the fund's top holding this period. A non-benchmark stake in Wolfspeed gained about 104% and was a second notable relative contributor. It helped to hold a non-benchmark stake in Riot Platforms (+38%). This was an investment we established this period.
•In contrast, the biggest detractor from performance versus the Composite index was security selection in retail. Security selection in the utility sector also hampered the fund's result.
•The biggest individual relative detractor was an overweight in Saks Global Enterprises (-98%). A second notable relative detractor was a non-benchmark stake in Ambipar Lux Sarl (-74%). This was a stake we established this period. Another notable relative detractor was a non-benchmark stake in Sunnova Energy (-99%).
•Notable changes in positioning include higher allocations to the utility and telecommunications industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2016 through April 30, 2026. Initial investment of $10,000. Class I $10,000 $10,899 $11,184 $11,719 $11,458 $12,731 $12,431 $12,578 $13,634 $14,560 $15,963 Fidelity Short Duration High Income Fund Composite Index℠ $10,000 $10,899 $11,248 $11,920 $11,423 $13,267 $13,132 $13,464 $14,670 $15,721 $16,949 ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index $10,000 $10,999 $11,373 $12,091 $11,496 $13,369 $13,139 $13,444 $14,568 $15,636 $16,900 Bloomberg U.S. Universal Bond Index $10,000 $10,207 $10,208 $10,757 $11,741 $11,950 $10,926 $10,892 $10,855 $11,739 $12,278 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 9.63% 4.63% 4.79% Fidelity Short Duration High Income Fund Composite Index℠ 7.81% 5.02% 5.42% ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index 8.09% 4.80% 5.39% Bloomberg U.S. Universal Bond Index 4.59% 0.54% 2.07% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591
Holdings Count | shares	568	568	568	568	568	568	568
Advisory Fees Paid, Amount	$ 1,997,993
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$332,576,591
Number of Holdings	568
Total Advisory Fee	$1,997,993
Portfolio Turnover	88%

Holdings [Text Block]	BBB 5.8 BB 36.2 B 38.1 CCC,CC,C 12.3 D 0.1 Not Rated 4.6 Equities 0.6 Short-Term Investments and Net Other Assets (Liabilities) 2.3 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 5.8 BB - 36.2 B - 38.1 CCC,CC,C - 12.3 D - 0.1 Not Rated - 4.6 Equities - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 76.6 Bank Loan Obligations 14.7 Preferred Securities 5.6 Preferred Stocks 0.4 Asset-Backed Securities 0.2 Common Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 76.6 Bank Loan Obligations - 14.7 Preferred Securities - 5.6 Preferred Stocks - 0.4 Asset-Backed Securities - 0.2 Common Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 88.3 Canada 2.6 United Kingdom 1.6 France 0.9 Switzerland 0.6 Brazil 0.6 Grand Cayman (UK Overseas Ter) 0.5 Luxembourg 0.4 Colombia 0.4 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.3 Canada - 2.6 United Kingdom - 1.6 France - 0.9 Switzerland - 0.6 Brazil - 0.6 Grand Cayman (UK Overseas Ter) - 0.5 Luxembourg - 0.4 Colombia - 0.4 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) TransDigm Inc 1.6 Citigroup Inc 1.1 EchoStar Corp 1.0 CoreWeave Inc 1.0 Sunoco LP 1.0 Cloud Software Group Inc 1.0 Vistra Operations Co LLC 0.9 CCO Holdings LLC / CCO Holdings Capital Corp 0.9 Univision Communications Inc 0.9 1011778 BC ULC / New Red Finance Inc 0.9 10.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Short Duration High Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity Advisor® Short Duration High Income Fund Class C
Trading Symbol	FSDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 182	1.75%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending April 30, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.27% and contributed to performance versus the Fidelity Short Duration High Income Fund Composite Index for the fiscal year. By industry, security selection was the primary contributor, especially within technology & electronics. Security selection in telecommunications also boosted the fund's relative result, as did security selection and an overweight in energy.
•The top individual relative contributor was an overweight in EchoStar (+51%). The company was the fund's top holding this period. A non-benchmark stake in Wolfspeed gained about 104% and was a second notable relative contributor. It helped to hold a non-benchmark stake in Riot Platforms (+38%). This was an investment we established this period.
•In contrast, the biggest detractor from performance versus the Composite index was security selection in retail. Security selection in the utility sector also hampered the fund's result.
•The biggest individual relative detractor was an overweight in Saks Global Enterprises (-98%). A second notable relative detractor was a non-benchmark stake in Ambipar Lux Sarl (-74%). This was a stake we established this period. Another notable relative detractor was a non-benchmark stake in Sunnova Energy (-99%).
•Notable changes in positioning include higher allocations to the utility and telecommunications industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2016 through April 30, 2026. Initial investment of $10,000. Class C $10,000 $10,792 $10,964 $11,374 $11,010 $12,112 $11,710 $11,730 $12,588 $13,410 $14,664 Fidelity Short Duration High Income Fund Composite Index℠ $10,000 $10,899 $11,248 $11,920 $11,423 $13,267 $13,132 $13,464 $14,670 $15,721 $16,949 ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index $10,000 $10,999 $11,373 $12,091 $11,496 $13,369 $13,139 $13,444 $14,568 $15,636 $16,900 Bloomberg U.S. Universal Bond Index $10,000 $10,207 $10,208 $10,757 $11,741 $11,950 $10,926 $10,892 $10,855 $11,739 $12,278 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 7.54% 3.59% 3.90% Class C 8.54% 3.59% 3.90% Fidelity Short Duration High Income Fund Composite Index℠ 7.81% 5.02% 5.42% ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index 8.09% 4.80% 5.39% Bloomberg U.S. Universal Bond Index 4.59% 0.54% 2.07% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591
Holdings Count | shares	568	568	568	568	568	568	568
Advisory Fees Paid, Amount	$ 1,997,993
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$332,576,591
Number of Holdings	568
Total Advisory Fee	$1,997,993
Portfolio Turnover	88%

Holdings [Text Block]	BBB 5.8 BB 36.2 B 38.1 CCC,CC,C 12.3 D 0.1 Not Rated 4.6 Equities 0.6 Short-Term Investments and Net Other Assets (Liabilities) 2.3 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 5.8 BB - 36.2 B - 38.1 CCC,CC,C - 12.3 D - 0.1 Not Rated - 4.6 Equities - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 76.6 Bank Loan Obligations 14.7 Preferred Securities 5.6 Preferred Stocks 0.4 Asset-Backed Securities 0.2 Common Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 76.6 Bank Loan Obligations - 14.7 Preferred Securities - 5.6 Preferred Stocks - 0.4 Asset-Backed Securities - 0.2 Common Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 88.3 Canada 2.6 United Kingdom 1.6 France 0.9 Switzerland 0.6 Brazil 0.6 Grand Cayman (UK Overseas Ter) 0.5 Luxembourg 0.4 Colombia 0.4 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.3 Canada - 2.6 United Kingdom - 1.6 France - 0.9 Switzerland - 0.6 Brazil - 0.6 Grand Cayman (UK Overseas Ter) - 0.5 Luxembourg - 0.4 Colombia - 0.4 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) TransDigm Inc 1.6 Citigroup Inc 1.1 EchoStar Corp 1.0 CoreWeave Inc 1.0 Sunoco LP 1.0 Cloud Software Group Inc 1.0 Vistra Operations Co LLC 0.9 CCO Holdings LLC / CCO Holdings Capital Corp 0.9 Univision Communications Inc 0.9 1011778 BC ULC / New Red Finance Inc 0.9 10.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Short Duration High Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Short Duration High Income Fund
Class Name	Fidelity Advisor® Short Duration High Income Fund Class A
Trading Symbol	FSBHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Short Duration High Income Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending April 30, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.27% and contributed to performance versus the Fidelity Short Duration High Income Fund Composite Index for the fiscal year. By industry, security selection was the primary contributor, especially within technology & electronics. Security selection in telecommunications also boosted the fund's relative result, as did security selection and an overweight in energy.
•The top individual relative contributor was an overweight in EchoStar (+51%). The company was the fund's top holding this period. A non-benchmark stake in Wolfspeed gained about 104% and was a second notable relative contributor. It helped to hold a non-benchmark stake in Riot Platforms (+38%). This was an investment we established this period.
•In contrast, the biggest detractor from performance versus the Composite index was security selection in retail. Security selection in the utility sector also hampered the fund's result.
•The biggest individual relative detractor was an overweight in Saks Global Enterprises (-98%). A second notable relative detractor was a non-benchmark stake in Ambipar Lux Sarl (-74%). This was a stake we established this period. Another notable relative detractor was a non-benchmark stake in Sunnova Energy (-99%).
•Notable changes in positioning include higher allocations to the utility and telecommunications industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2016 through April 30, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $10,449 $10,695 $11,179 $10,902 $12,084 $11,770 $11,879 $12,843 $13,681 $14,961 Fidelity Short Duration High Income Fund Composite Index℠ $10,000 $10,899 $11,248 $11,920 $11,423 $13,267 $13,132 $13,464 $14,670 $15,721 $16,949 ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index $10,000 $10,999 $11,373 $12,091 $11,496 $13,369 $13,139 $13,444 $14,568 $15,636 $16,900 Bloomberg U.S. Universal Bond Index $10,000 $10,207 $10,208 $10,757 $11,741 $11,950 $10,926 $10,892 $10,855 $11,739 $12,278 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) 4.98% 3.52% 4.11% Class A (without 4.00% sales charge) 9.35% 4.36% 4.54% Fidelity Short Duration High Income Fund Composite Index℠ 7.81% 5.02% 5.42% ICE® BofA® 1-5 Year BB-B US Cash Pay High Yield Constrained Index 8.09% 4.80% 5.39% Bloomberg U.S. Universal Bond Index 4.59% 0.54% 2.07% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591	$ 332,576,591
Holdings Count | shares	568	568	568	568	568	568	568
Advisory Fees Paid, Amount	$ 1,997,993
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$332,576,591
Number of Holdings	568
Total Advisory Fee	$1,997,993
Portfolio Turnover	88%

Holdings [Text Block]	BBB 5.8 BB 36.2 B 38.1 CCC,CC,C 12.3 D 0.1 Not Rated 4.6 Equities 0.6 Short-Term Investments and Net Other Assets (Liabilities) 2.3 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 5.8 BB - 36.2 B - 38.1 CCC,CC,C - 12.3 D - 0.1 Not Rated - 4.6 Equities - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 76.6 Bank Loan Obligations 14.7 Preferred Securities 5.6 Preferred Stocks 0.4 Asset-Backed Securities 0.2 Common Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 76.6 Bank Loan Obligations - 14.7 Preferred Securities - 5.6 Preferred Stocks - 0.4 Asset-Backed Securities - 0.2 Common Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.3 United States 88.3 Canada 2.6 United Kingdom 1.6 France 0.9 Switzerland 0.6 Brazil 0.6 Grand Cayman (UK Overseas Ter) 0.5 Luxembourg 0.4 Colombia 0.4 Others 4.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.3 Canada - 2.6 United Kingdom - 1.6 France - 0.9 Switzerland - 0.6 Brazil - 0.6 Grand Cayman (UK Overseas Ter) - 0.5 Luxembourg - 0.4 Colombia - 0.4 Others - 4.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) TransDigm Inc 1.6 Citigroup Inc 1.1 EchoStar Corp 1.0 CoreWeave Inc 1.0 Sunoco LP 1.0 Cloud Software Group Inc 1.0 Vistra Operations Co LLC 0.9 CCO Holdings LLC / CCO Holdings Capital Corp 0.9 Univision Communications Inc 0.9 1011778 BC ULC / New Red Finance Inc 0.9 10.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series High Income Fund
Class Name	Fidelity® Series High Income Fund
Trading Symbol	FSHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series High Income Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series High Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending April 30, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.91% and contributed to performance versus the benchmark ICE BofA US High Yield Constrained Index for the fiscal year. By industry, security selection was the primary contributor, especially within technology & electronics. Picks in energy and telecommunications also boosted the fund's relative result.
•The top individual relative contributor was a non-benchmark stake in Mesquite Energy (+122%), which was the largest holding for the 12 months. A second notable relative contributor was an overweight in Hughes Satellite Systems (+89%). It was one of the fund's top holdings. A non-benchmark stake in MKS gained roughly 182% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in retail. An overweight in technology & electronics also hurt, as did our picks in services.
•The largest individual relative detractor was an overweight in Saks Global Enterprises (-98%). A non-benchmark stake in Ambipar Lux Sarl returned -78% and was a second notable relative detractor. This was a stake we established this period. An overweight in Sunnova Energy (-99%) also hurt.
•Notable changes in positioning include increased exposure to the utility industry and a lower allocation to media.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2016 through April 30, 2026. Initial investment of $10,000. Fidelity® Series High Income Fund $10,000 $11,425 $12,005 $12,740 $12,216 $14,259 $13,939 $13,997 $15,091 $16,462 $18,576 ICE® BofA® US High Yield Constrained Index $10,000 $11,365 $11,731 $12,518 $11,858 $14,230 $13,525 $13,665 $14,879 $16,172 $17,581 Bloomberg U.S. Universal Bond Index $10,000 $10,207 $10,208 $10,757 $11,741 $11,950 $10,926 $10,892 $10,855 $11,739 $12,278 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series High Income Fund 12.85% 5.43% 6.39% ICE® BofA® US High Yield Constrained Index 8.71% 4.32% 5.80% Bloomberg U.S. Universal Bond Index 4.59% 0.54% 2.07% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,645,798,789	$ 1,645,798,789	$ 1,645,798,789	$ 1,645,798,789	$ 1,645,798,789	$ 1,645,798,789	$ 1,645,798,789
Holdings Count | shares	826	826	826	826	826	826	826
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$1,645,798,789
Number of Holdings	826
Total Advisory Fee	$0
Portfolio Turnover	73%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 0.3 BBB 6.0 BB 37.5 B 30.1 CCC,CC,C 12.7 D 0.2 Not Rated 5.6 Equities 1.3 Short-Term Investments and Net Other Assets (Liabilities) 6.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 0.3 BBB - 6.0 BB - 37.5 B - 30.1 CCC,CC,C - 12.7 D - 0.2 Not Rated - 5.6 Equities - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 6.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 77.1 Bank Loan Obligations 8.9 Preferred Securities 4.6 Alternative Funds 1.2 Common Stocks 0.8 Preferred Stocks 0.5 U.S. Treasury Obligations 0.3 Asset-Backed Securities 0.2 CMOs and Other Mortgage Related Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 6.3 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 77.1 Bank Loan Obligations - 8.9 Preferred Securities - 4.6 Alternative Funds - 1.2 Common Stocks - 0.8 Preferred Stocks - 0.5 U.S. Treasury Obligations - 0.3 Asset-Backed Securities - 0.2 CMOs and Other Mortgage Related Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 6.3 United States 88.4 Canada 2.4 France 1.6 United Kingdom 1.6 Ireland 0.6 Switzerland 0.5 Brazil 0.5 Luxembourg 0.5 Colombia 0.5 Others 3.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.4 Canada - 2.4 France - 1.6 United Kingdom - 1.6 Ireland - 0.6 Switzerland - 0.5 Brazil - 0.5 Luxembourg - 0.5 Colombia - 0.5 Others - 3.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) TransDigm Inc 1.5 Fidelity Private Credit Company LLC 1.2 CCO Holdings LLC / CCO Holdings Capital Corp 1.2 1261229 BC Ltd 1.1 NRG Energy Inc 1.0 Sunoco LP 1.0 Citigroup Inc 0.9 Altice France SA 0.8 EchoStar Corp 0.8 Carnival Corp 0.8 10.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI High Income Fund
Class Name	Fidelity® SAI High Income Fund
Trading Symbol	FSHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI High Income Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI High Income Fund	$ 57	0.53%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending April 30, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 10.54% and contributed to performance versus the benchmark ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year. By industry, security selection was the primary contributor, led by telecommunications. Security selection in energy and technology & electronics also boosted the fund's relative result.
•The top individual relative contributor was a stake in EchoStar (+107%), which was among the fund's biggest holdings this period. A non-benchmark stake in Mesquite Energy gained 124% and was a second notable relative contributor. The company was one of the fund's top holdings for the 12 months. A non-benchmark stake in Wolfspeed gained approximately 93% and notably helped.
•In contrast, the primary detractor from performance versus the benchmark was security selection in retail. Also hurting our result were our choices in sovereign and services.
•The largest individual relative detractor was a non-benchmark stake in Ambipar Lux Sarl (-78%). This was a stake we established this period. A non-benchmark investment in U.S. Treasury notes gained about 3% and was a second notable relative detractor. The company was the fund's largest holding. An overweight in Saks Global Enterprises (-99%) also hurt.
•Notable changes in positioning include lower allocations to the leisure and capital goods industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 13, 2021 through April 30, 2026. Initial investment of $10,000. Fidelity® SAI High Income Fund $10,000 $9,490 $9,484 $10,247 $11,170 $12,564 ICE® BofA® US High Yield Constrained Index $10,000 $9,513 $9,611 $10,466 $11,375 $12,366 Bloomberg U.S. Universal Bond Index $10,000 $9,166 $9,137 $9,106 $9,848 $10,300 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI High Income Fund 12.49% 4.70% ICE® BofA® US High Yield Constrained Index 8.71% 4.37% Bloomberg U.S. Universal Bond Index 4.59% 0.60% A From May 13, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 13, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,643,290,076	$ 2,643,290,076	$ 2,643,290,076	$ 2,643,290,076	$ 2,643,290,076	$ 2,643,290,076	$ 2,643,290,076
Holdings Count | shares	731	731	731	731	731	731	731
Advisory Fees Paid, Amount	$ 14,546,098
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$2,643,290,076
Number of Holdings	731
Total Advisory Fee	$14,546,098
Portfolio Turnover	90%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.2 BBB 4.9 BB 35.9 B 29.3 CCC,CC,C 15.1 D 0.3 Not Rated 6.2 Equities 1.3 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 2.2 BBB - 4.9 BB - 35.9 B - 29.3 CCC,CC,C - 15.1 D - 0.3 Not Rated - 6.2 Equities - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 78.6 Bank Loan Obligations 8.7 Preferred Securities 2.8 U.S. Treasury Obligations 2.2 Alternative Funds 1.6 Common Stocks 0.8 Preferred Stocks 0.5 Asset-Backed Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 78.6 Bank Loan Obligations - 8.7 Preferred Securities - 2.8 U.S. Treasury Obligations - 2.2 Alternative Funds - 1.6 Common Stocks - 0.8 Preferred Stocks - 0.5 Asset-Backed Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 United States 86.1 Canada 2.0 France 1.9 United Kingdom 1.2 Luxembourg 1.1 Ghana 1.0 Switzerland 0.9 Colombia 0.7 Ireland 0.7 Others 4.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.1 Canada - 2.0 France - 1.9 United Kingdom - 1.2 Luxembourg - 1.1 Ghana - 1.0 Switzerland - 0.9 Colombia - 0.7 Ireland - 0.7 Others - 4.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 2.0 Fidelity Private Credit Company LLC 1.6 PG&E Corp 1.2 Sunoco LP 1.1 1261229 BC Ltd 1.1 Celanese US Holdings LLC 1.0 NRG Energy Inc 1.0 CHS/Community Health Systems Inc 1.0 CoreWeave Inc 0.9 Oracle Corp 0.9 11.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity® High Income Fund
Trading Symbol	SPHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Income Fund	$ 70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending April 30, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 10.44% and contributed to performance versus the benchmark ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year. By industry, security selection was the primary contributor, especially within telecommunications. Security selection in technology & electronics and energy also boosted the fund's relative result.
•The top individual relative contributor was a stake in EchoStar (+122%). The company was among the fund's biggest holdings this period. A non-benchmark stake in Mesquite Energy gained about 120% and was a second notable relative contributor. It was among the fund's largest holdings for the 12 months. A non-benchmark stake in Wolfspeed gained 94% and notably helped.
•In contrast, the primary detractor from performance versus the benchmark was security selection in retail. Security selection in sovereign also hampered the fund's result. Also detracting from our result was an overweight in technology & electronics.
•A non-benchmark stake in Ambipar Lux Sarl returned -78% and was the largest individual relative detractor. This was a stake we established this period. A second notable relative detractor was an overweight in Saks Global Enterprises (-99%). An overweight in Cornerstone Building Brands (-32%) also detracted.
•Notable changes in positioning include decreased exposure to the leisure industry and a higher allocation to basic industry.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2016 through April 30, 2026. Initial investment of $10,000. Fidelity® High Income Fund $10,000 $11,356 $11,841 $12,532 $11,861 $13,627 $12,981 $12,845 $13,932 $15,138 $16,958 ICE® BofA® US High Yield Constrained Index $10,000 $11,365 $11,731 $12,518 $11,858 $14,230 $13,525 $13,665 $14,879 $16,172 $17,581 Bloomberg U.S. Universal Bond Index $10,000 $10,207 $10,208 $10,757 $11,741 $11,950 $10,926 $10,892 $10,855 $11,739 $12,278 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® High Income Fund 12.02% 4.47% 5.42% ICE® BofA® US High Yield Constrained Index 8.71% 4.32% 5.80% Bloomberg U.S. Universal Bond Index 4.59% 0.54% 2.07% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932
Holdings Count | shares	742	742	742	742	742	742	742
Advisory Fees Paid, Amount	$ 19,507,210
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$3,013,278,932
Number of Holdings	742
Total Advisory Fee	$19,507,210
Portfolio Turnover	78%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.4 BBB 5.3 BB 36.2 B 29.5 CCC,CC,C 15.8 D 0.2 Not Rated 4.5 Equities 1.3 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 2.4 BBB - 5.3 BB - 36.2 B - 29.5 CCC,CC,C - 15.8 D - 0.2 Not Rated - 4.5 Equities - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 80.1 Bank Loan Obligations 8.4 Preferred Securities 3.0 U.S. Treasury Obligations 2.4 Common Stocks 0.8 Preferred Stocks 0.5 Asset-Backed Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 80.1 Bank Loan Obligations - 8.4 Preferred Securities - 3.0 U.S. Treasury Obligations - 2.4 Common Stocks - 0.8 Preferred Stocks - 0.5 Asset-Backed Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 United States 86.0 Canada 2.1 France 2.0 United Kingdom 1.2 Luxembourg 1.1 Ghana 1.0 Switzerland 1.0 Colombia 0.7 Ireland 0.7 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.0 Canada - 2.1 France - 2.0 United Kingdom - 1.2 Luxembourg - 1.1 Ghana - 1.0 Switzerland - 1.0 Colombia - 0.7 Ireland - 0.7 Others - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 2.2 1261229 BC Ltd 1.2 PG&E Corp 1.1 Sunoco LP 1.1 Celanese US Holdings LLC 1.0 CHS/Community Health Systems Inc 1.0 NRG Energy Inc 1.0 Altice France SA 1.0 Oracle Corp 0.9 CoreWeave Inc 0.9 11.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor High Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity Advisor® High Income Fund Class Z
Trading Symbol	FGUMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending April 30, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 10.44% and contributed to performance versus the benchmark ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year. By industry, security selection was the primary contributor, especially within telecommunications. Security selection in technology & electronics and energy also boosted the fund's relative result.
•The top individual relative contributor was a stake in EchoStar (+122%). The company was among the fund's biggest holdings this period. A non-benchmark stake in Mesquite Energy gained about 120% and was a second notable relative contributor. It was among the fund's largest holdings for the 12 months. A non-benchmark stake in Wolfspeed gained 94% and notably helped.
•In contrast, the primary detractor from performance versus the benchmark was security selection in retail. Security selection in sovereign also hampered the fund's result. Also detracting from our result was an overweight in technology & electronics.
•A non-benchmark stake in Ambipar Lux Sarl returned -78% and was the largest individual relative detractor. This was a stake we established this period. A second notable relative detractor was an overweight in Saks Global Enterprises (-99%). An overweight in Cornerstone Building Brands (-32%) also detracted.
•Notable changes in positioning include decreased exposure to the leisure industry and a higher allocation to basic industry.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 4, 2018 through April 30, 2026. Initial investment of $10,000. Class Z $10,000 $10,583 $10,023 $11,522 $10,983 $10,876 $11,804 $12,817 $14,367 ICE® BofA® US High Yield Constrained Index $10,000 $10,620 $10,060 $12,073 $11,474 $11,593 $12,623 $13,720 $14,916 Bloomberg U.S. Universal Bond Index $10,000 $10,458 $11,415 $11,618 $10,623 $10,589 $10,554 $11,413 $11,937 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 12.10% 4.51% 5.01% ICE® BofA® US High Yield Constrained Index 8.71% 4.32% 5.55% Bloomberg U.S. Universal Bond Index 4.59% 0.54% 2.42% A From December 4, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Dec. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932
Holdings Count | shares	742	742	742	742	742	742	742
Advisory Fees Paid, Amount	$ 19,507,210
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$3,013,278,932
Number of Holdings	742
Total Advisory Fee	$19,507,210
Portfolio Turnover	78%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.4 BBB 5.3 BB 36.2 B 29.5 CCC,CC,C 15.8 D 0.2 Not Rated 4.5 Equities 1.3 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 2.4 BBB - 5.3 BB - 36.2 B - 29.5 CCC,CC,C - 15.8 D - 0.2 Not Rated - 4.5 Equities - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 80.1 Bank Loan Obligations 8.4 Preferred Securities 3.0 U.S. Treasury Obligations 2.4 Common Stocks 0.8 Preferred Stocks 0.5 Asset-Backed Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 80.1 Bank Loan Obligations - 8.4 Preferred Securities - 3.0 U.S. Treasury Obligations - 2.4 Common Stocks - 0.8 Preferred Stocks - 0.5 Asset-Backed Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 United States 86.0 Canada 2.1 France 2.0 United Kingdom 1.2 Luxembourg 1.1 Ghana 1.0 Switzerland 1.0 Colombia 0.7 Ireland 0.7 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.0 Canada - 2.1 France - 2.0 United Kingdom - 1.2 Luxembourg - 1.1 Ghana - 1.0 Switzerland - 1.0 Colombia - 0.7 Ireland - 0.7 Others - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 2.2 1261229 BC Ltd 1.2 PG&E Corp 1.1 Sunoco LP 1.1 Celanese US Holdings LLC 1.0 CHS/Community Health Systems Inc 1.0 NRG Energy Inc 1.0 Altice France SA 1.0 Oracle Corp 0.9 CoreWeave Inc 0.9 11.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor High Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity Advisor® High Income Fund Class M
Trading Symbol	FGRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending April 30, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 10.44% and contributed to performance versus the benchmark ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year. By industry, security selection was the primary contributor, especially within telecommunications. Security selection in technology & electronics and energy also boosted the fund's relative result.
•The top individual relative contributor was a stake in EchoStar (+122%). The company was among the fund's biggest holdings this period. A non-benchmark stake in Mesquite Energy gained about 120% and was a second notable relative contributor. It was among the fund's largest holdings for the 12 months. A non-benchmark stake in Wolfspeed gained 94% and notably helped.
•In contrast, the primary detractor from performance versus the benchmark was security selection in retail. Security selection in sovereign also hampered the fund's result. Also detracting from our result was an overweight in technology & electronics.
•A non-benchmark stake in Ambipar Lux Sarl returned -78% and was the largest individual relative detractor. This was a stake we established this period. A second notable relative detractor was an overweight in Saks Global Enterprises (-99%). An overweight in Cornerstone Building Brands (-32%) also detracted.
•Notable changes in positioning include decreased exposure to the leisure industry and a higher allocation to basic industry.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 4, 2018 through April 30, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $10,145 $9,573 $10,966 $10,414 $10,275 $11,112 $12,024 $13,431 ICE® BofA® US High Yield Constrained Index $10,000 $10,620 $10,060 $12,073 $11,474 $11,593 $12,623 $13,720 $14,916 Bloomberg U.S. Universal Bond Index $10,000 $10,458 $11,415 $11,618 $10,623 $10,589 $10,554 $11,413 $11,937 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 4.00% sales charge) 7.24% 3.29% 4.06% Class M (without 4.00% sales charge) 11.71% 4.14% 4.64% ICE® BofA® US High Yield Constrained Index 8.71% 4.32% 5.55% Bloomberg U.S. Universal Bond Index 4.59% 0.54% 2.42% A From December 4, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Dec. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932
Holdings Count | shares	742	742	742	742	742	742	742
Advisory Fees Paid, Amount	$ 19,507,210
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$3,013,278,932
Number of Holdings	742
Total Advisory Fee	$19,507,210
Portfolio Turnover	78%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.4 BBB 5.3 BB 36.2 B 29.5 CCC,CC,C 15.8 D 0.2 Not Rated 4.5 Equities 1.3 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 2.4 BBB - 5.3 BB - 36.2 B - 29.5 CCC,CC,C - 15.8 D - 0.2 Not Rated - 4.5 Equities - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 80.1 Bank Loan Obligations 8.4 Preferred Securities 3.0 U.S. Treasury Obligations 2.4 Common Stocks 0.8 Preferred Stocks 0.5 Asset-Backed Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 80.1 Bank Loan Obligations - 8.4 Preferred Securities - 3.0 U.S. Treasury Obligations - 2.4 Common Stocks - 0.8 Preferred Stocks - 0.5 Asset-Backed Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 United States 86.0 Canada 2.1 France 2.0 United Kingdom 1.2 Luxembourg 1.1 Ghana 1.0 Switzerland 1.0 Colombia 0.7 Ireland 0.7 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.0 Canada - 2.1 France - 2.0 United Kingdom - 1.2 Luxembourg - 1.1 Ghana - 1.0 Switzerland - 1.0 Colombia - 0.7 Ireland - 0.7 Others - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 2.2 1261229 BC Ltd 1.2 PG&E Corp 1.1 Sunoco LP 1.1 Celanese US Holdings LLC 1.0 CHS/Community Health Systems Inc 1.0 NRG Energy Inc 1.0 Altice France SA 1.0 Oracle Corp 0.9 CoreWeave Inc 0.9 11.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor High Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity Advisor® High Income Fund Class I
Trading Symbol	FGTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending April 30, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 10.44% and contributed to performance versus the benchmark ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year. By industry, security selection was the primary contributor, especially within telecommunications. Security selection in technology & electronics and energy also boosted the fund's relative result.
•The top individual relative contributor was a stake in EchoStar (+122%). The company was among the fund's biggest holdings this period. A non-benchmark stake in Mesquite Energy gained about 120% and was a second notable relative contributor. It was among the fund's largest holdings for the 12 months. A non-benchmark stake in Wolfspeed gained 94% and notably helped.
•In contrast, the primary detractor from performance versus the benchmark was security selection in retail. Security selection in sovereign also hampered the fund's result. Also detracting from our result was an overweight in technology & electronics.
•A non-benchmark stake in Ambipar Lux Sarl returned -78% and was the largest individual relative detractor. This was a stake we established this period. A second notable relative detractor was an overweight in Saks Global Enterprises (-99%). An overweight in Cornerstone Building Brands (-32%) also detracted.
•Notable changes in positioning include decreased exposure to the leisure industry and a higher allocation to basic industry.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 4, 2018 through April 30, 2026. Initial investment of $10,000. Class I $10,000 $10,577 $10,006 $11,492 $10,953 $10,831 $11,736 $12,731 $14,274 ICE® BofA® US High Yield Constrained Index $10,000 $10,620 $10,060 $12,073 $11,474 $11,593 $12,623 $13,720 $14,916 Bloomberg U.S. Universal Bond Index $10,000 $10,458 $11,415 $11,618 $10,623 $10,589 $10,554 $11,413 $11,937 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 12.12% 4.43% 4.92% ICE® BofA® US High Yield Constrained Index 8.71% 4.32% 5.55% Bloomberg U.S. Universal Bond Index 4.59% 0.54% 2.42% A From December 4, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Dec. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932
Holdings Count | shares	742	742	742	742	742	742	742
Advisory Fees Paid, Amount	$ 19,507,210
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$3,013,278,932
Number of Holdings	742
Total Advisory Fee	$19,507,210
Portfolio Turnover	78%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.4 BBB 5.3 BB 36.2 B 29.5 CCC,CC,C 15.8 D 0.2 Not Rated 4.5 Equities 1.3 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 2.4 BBB - 5.3 BB - 36.2 B - 29.5 CCC,CC,C - 15.8 D - 0.2 Not Rated - 4.5 Equities - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 80.1 Bank Loan Obligations 8.4 Preferred Securities 3.0 U.S. Treasury Obligations 2.4 Common Stocks 0.8 Preferred Stocks 0.5 Asset-Backed Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 80.1 Bank Loan Obligations - 8.4 Preferred Securities - 3.0 U.S. Treasury Obligations - 2.4 Common Stocks - 0.8 Preferred Stocks - 0.5 Asset-Backed Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 United States 86.0 Canada 2.1 France 2.0 United Kingdom 1.2 Luxembourg 1.1 Ghana 1.0 Switzerland 1.0 Colombia 0.7 Ireland 0.7 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.0 Canada - 2.1 France - 2.0 United Kingdom - 1.2 Luxembourg - 1.1 Ghana - 1.0 Switzerland - 1.0 Colombia - 0.7 Ireland - 0.7 Others - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 2.2 1261229 BC Ltd 1.2 PG&E Corp 1.1 Sunoco LP 1.1 Celanese US Holdings LLC 1.0 CHS/Community Health Systems Inc 1.0 NRG Energy Inc 1.0 Altice France SA 1.0 Oracle Corp 0.9 CoreWeave Inc 0.9 11.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor High Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity Advisor® High Income Fund Class C
Trading Symbol	FGSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 180	1.70%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending April 30, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 10.44% and contributed to performance versus the benchmark ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year. By industry, security selection was the primary contributor, especially within telecommunications. Security selection in technology & electronics and energy also boosted the fund's relative result.
•The top individual relative contributor was a stake in EchoStar (+122%). The company was among the fund's biggest holdings this period. A non-benchmark stake in Mesquite Energy gained about 120% and was a second notable relative contributor. It was among the fund's largest holdings for the 12 months. A non-benchmark stake in Wolfspeed gained 94% and notably helped.
•In contrast, the primary detractor from performance versus the benchmark was security selection in retail. Security selection in sovereign also hampered the fund's result. Also detracting from our result was an overweight in technology & electronics.
•A non-benchmark stake in Ambipar Lux Sarl returned -78% and was the largest individual relative detractor. This was a stake we established this period. A second notable relative detractor was an overweight in Saks Global Enterprises (-99%). An overweight in Cornerstone Building Brands (-32%) also detracted.
•Notable changes in positioning include decreased exposure to the leisure industry and a higher allocation to basic industry.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 4, 2018 through April 30, 2026. Initial investment of $10,000. Class C $10,000 $10,536 $9,867 $11,217 $10,571 $10,350 $11,108 $11,930 $13,244 ICE® BofA® US High Yield Constrained Index $10,000 $10,620 $10,060 $12,073 $11,474 $11,593 $12,623 $13,720 $14,916 Bloomberg U.S. Universal Bond Index $10,000 $10,458 $11,415 $11,618 $10,623 $10,589 $10,554 $11,413 $11,937 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 10.01% 3.38% 3.86% Class C 11.01% 3.38% 3.86% ICE® BofA® US High Yield Constrained Index 8.71% 4.32% 5.55% Bloomberg U.S. Universal Bond Index 4.59% 0.54% 2.42% A From December 4, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Dec. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932
Holdings Count | shares	742	742	742	742	742	742	742
Advisory Fees Paid, Amount	$ 19,507,210
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$3,013,278,932
Number of Holdings	742
Total Advisory Fee	$19,507,210
Portfolio Turnover	78%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.4 BBB 5.3 BB 36.2 B 29.5 CCC,CC,C 15.8 D 0.2 Not Rated 4.5 Equities 1.3 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 2.4 BBB - 5.3 BB - 36.2 B - 29.5 CCC,CC,C - 15.8 D - 0.2 Not Rated - 4.5 Equities - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 80.1 Bank Loan Obligations 8.4 Preferred Securities 3.0 U.S. Treasury Obligations 2.4 Common Stocks 0.8 Preferred Stocks 0.5 Asset-Backed Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 80.1 Bank Loan Obligations - 8.4 Preferred Securities - 3.0 U.S. Treasury Obligations - 2.4 Common Stocks - 0.8 Preferred Stocks - 0.5 Asset-Backed Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 United States 86.0 Canada 2.1 France 2.0 United Kingdom 1.2 Luxembourg 1.1 Ghana 1.0 Switzerland 1.0 Colombia 0.7 Ireland 0.7 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.0 Canada - 2.1 France - 2.0 United Kingdom - 1.2 Luxembourg - 1.1 Ghana - 1.0 Switzerland - 1.0 Colombia - 0.7 Ireland - 0.7 Others - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 2.2 1261229 BC Ltd 1.2 PG&E Corp 1.1 Sunoco LP 1.1 Celanese US Holdings LLC 1.0 CHS/Community Health Systems Inc 1.0 NRG Energy Inc 1.0 Altice France SA 1.0 Oracle Corp 0.9 CoreWeave Inc 0.9 11.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor High Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Fund
Class Name	Fidelity Advisor® High Income Fund Class A
Trading Symbol	FGQMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® High Income Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending April 30, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 10.44% and contributed to performance versus the benchmark ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year. By industry, security selection was the primary contributor, especially within telecommunications. Security selection in technology & electronics and energy also boosted the fund's relative result.
•The top individual relative contributor was a stake in EchoStar (+122%). The company was among the fund's biggest holdings this period. A non-benchmark stake in Mesquite Energy gained about 120% and was a second notable relative contributor. It was among the fund's largest holdings for the 12 months. A non-benchmark stake in Wolfspeed gained 94% and notably helped.
•In contrast, the primary detractor from performance versus the benchmark was security selection in retail. Security selection in sovereign also hampered the fund's result. Also detracting from our result was an overweight in technology & electronics.
•A non-benchmark stake in Ambipar Lux Sarl returned -78% and was the largest individual relative detractor. This was a stake we established this period. A second notable relative detractor was an overweight in Saks Global Enterprises (-99%). An overweight in Cornerstone Building Brands (-32%) also detracted.
•Notable changes in positioning include decreased exposure to the leisure industry and a higher allocation to basic industry.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 4, 2018 through April 30, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $10,146 $9,575 $10,969 $10,418 $10,280 $11,117 $12,030 $13,454 ICE® BofA® US High Yield Constrained Index $10,000 $10,620 $10,060 $12,073 $11,474 $11,593 $12,623 $13,720 $14,916 Bloomberg U.S. Universal Bond Index $10,000 $10,458 $11,415 $11,618 $10,623 $10,589 $10,554 $11,413 $11,937 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 4.00% sales charge) 7.37% 3.32% 4.09% Class A (without 4.00% sales charge) 11.84% 4.17% 4.66% ICE® BofA® US High Yield Constrained Index 8.71% 4.32% 5.55% Bloomberg U.S. Universal Bond Index 4.59% 0.54% 2.42% A From December 4, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date						Dec. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932	$ 3,013,278,932
Holdings Count | shares	742	742	742	742	742	742	742
Advisory Fees Paid, Amount	$ 19,507,210
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$3,013,278,932
Number of Holdings	742
Total Advisory Fee	$19,507,210
Portfolio Turnover	78%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 2.4 BBB 5.3 BB 36.2 B 29.5 CCC,CC,C 15.8 D 0.2 Not Rated 4.5 Equities 1.3 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 2.4 BBB - 5.3 BB - 36.2 B - 29.5 CCC,CC,C - 15.8 D - 0.2 Not Rated - 4.5 Equities - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 80.1 Bank Loan Obligations 8.4 Preferred Securities 3.0 U.S. Treasury Obligations 2.4 Common Stocks 0.8 Preferred Stocks 0.5 Asset-Backed Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 80.1 Bank Loan Obligations - 8.4 Preferred Securities - 3.0 U.S. Treasury Obligations - 2.4 Common Stocks - 0.8 Preferred Stocks - 0.5 Asset-Backed Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 United States 86.0 Canada 2.1 France 2.0 United Kingdom 1.2 Luxembourg 1.1 Ghana 1.0 Switzerland 1.0 Colombia 0.7 Ireland 0.7 Others 4.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 86.0 Canada - 2.1 France - 2.0 United Kingdom - 1.2 Luxembourg - 1.1 Ghana - 1.0 Switzerland - 1.0 Colombia - 0.7 Ireland - 0.7 Others - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 2.2 1261229 BC Ltd 1.2 PG&E Corp 1.1 Sunoco LP 1.1 Celanese US Holdings LLC 1.0 CHS/Community Health Systems Inc 1.0 NRG Energy Inc 1.0 Altice France SA 1.0 Oracle Corp 0.9 CoreWeave Inc 0.9 11.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Healthy Future Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity® Healthy Future Fund
Trading Symbol	FAPHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Healthy Future Fund	$ 113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities gained for the 12 months ending April 30, 2026, reflecting an April surge that followed a downturn amid conflict in the Middle East and concern about the viability of investments in artificial intelligence. Increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions also aided international stocks.
•Against this backdrop, security selection in emerging markets, primarily in Taiwan, and the U.K. contributed to the fund's performance versus the MSCI World Health & Wellness Select Index for the fiscal year.
•By sector, market selection was the primary contributor, led by an overweight in information technology, where an overweight in semiconductors & semiconductor equipment helped most. Picks in communication services also helped.
•The top individual relative contributor was our non-benchmark stake in Zegona Communications (+163%). This was a stake we established this period. A second notable relative contributor was an underweight in Abbott Laboratories (-29%), while a non-benchmark stake in Taiwan Semiconductor Manufacturing (+78%) also helped. This was a stake we established this period.
•In contrast, from a regional standpoint, an underweight in Japan and Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer staples. Also hurting our result were picks and an underweight in consumer discretionary.
•The largest individual relative detractor was an underweight in Tesla (+35%). This period we increased our position in Tesla. The company was one of the fund's largest holdings. A second notable relative detractor was our non-benchmark stake in Boston Scientific (-43%). Avoiding Murata Manufacturing, a benchmark component that gained 127%, hurt.
•Notable changes in positioning include increased exposure to Japan and a lower allocation to Switzerland. By sector, meaningful changes in positioning include increased exposure to information technology and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 24, 2022 through April 30, 2026. Initial investment of $10,000. Fidelity® Healthy Future Fund $10,000 $10,590 $11,979 $12,582 $14,418 MSCI World Health & Wellness Select Index $10,000 $10,562 $11,930 $13,118 $14,897 MSCI ACWI (All Country World Index) Index $10,000 $10,675 $12,583 $14,118 $18,549 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Healthy Future Fund 14.59% 9.74% MSCI World Health & Wellness Select Index 13.56% 10.65% MSCI ACWI (All Country World Index) Index 31.39% 16.99% A From May 24, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		May 24, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302
Holdings Count | shares	84	84	84	84	84	84	84
Advisory Fees Paid, Amount	$ 120,655
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$14,882,302
Number of Holdings	84
Total Advisory Fee	$120,655
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 34.6 Information Technology 14.4 Financials 14.3 Consumer Staples 12.2 Consumer Discretionary 11.1 Industrials 5.3 Utilities 2.9 Real Estate 2.8 Communication Services 0.6 Materials 0.6 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 60.6 United Kingdom 8.1 Japan 6.7 Hong Kong 4.3 France 4.1 Germany 2.2 Netherlands 2.0 Taiwan 1.9 Belgium 1.9 Others 8.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 60.6 United Kingdom - 8.1 Japan - 6.7 Hong Kong - 4.3 France - 4.1 Germany - 2.2 Netherlands - 2.0 Taiwan - 1.9 Belgium - 1.9 Others - 8.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.8 AIA Group Ltd 4.3 Tesla Inc 4.3 Procter & Gamble Co/The 3.9 UnitedHealth Group Inc 3.9 CVS Health Corp 3.5 Johnson & Johnson 3.3 Welltower Inc 2.8 Chubb Ltd 2.7 Hitachi Ltd 2.5 38.0
Fidelity Advisor Healthy Future Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity Advisor® Healthy Future Fund Class Z
Trading Symbol	FAPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities gained for the 12 months ending April 30, 2026, reflecting an April surge that followed a downturn amid conflict in the Middle East and concern about the viability of investments in artificial intelligence. Increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions also aided international stocks.
•Against this backdrop, security selection in emerging markets, primarily in Taiwan, and the U.K. contributed to the fund's performance versus the MSCI World Health & Wellness Select Index for the fiscal year.
•By sector, market selection was the primary contributor, led by an overweight in information technology, where an overweight in semiconductors & semiconductor equipment helped most. Picks in communication services also helped.
•The top individual relative contributor was our non-benchmark stake in Zegona Communications (+163%). This was a stake we established this period. A second notable relative contributor was an underweight in Abbott Laboratories (-29%), while a non-benchmark stake in Taiwan Semiconductor Manufacturing (+78%) also helped. This was a stake we established this period.
•In contrast, from a regional standpoint, an underweight in Japan and Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer staples. Also hurting our result were picks and an underweight in consumer discretionary.
•The largest individual relative detractor was an underweight in Tesla (+35%). This period we increased our position in Tesla. The company was one of the fund's largest holdings. A second notable relative detractor was our non-benchmark stake in Boston Scientific (-43%). Avoiding Murata Manufacturing, a benchmark component that gained 127%, hurt.
•Notable changes in positioning include increased exposure to Japan and a lower allocation to Switzerland. By sector, meaningful changes in positioning include increased exposure to information technology and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 24, 2022 through April 30, 2026. Initial investment of $10,000. Class Z $10,000 $10,610 $12,009 $12,630 $14,500 MSCI World Health & Wellness Select Index $10,000 $10,562 $11,930 $13,118 $14,897 MSCI ACWI (All Country World Index) Index $10,000 $10,675 $12,583 $14,118 $18,549 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 14.81% 9.90% MSCI World Health & Wellness Select Index 13.56% 10.65% MSCI ACWI (All Country World Index) Index 31.39% 16.99% A From May 24, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		May 24, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302
Holdings Count | shares	84	84	84	84	84	84	84
Advisory Fees Paid, Amount	$ 120,655
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$14,882,302
Number of Holdings	84
Total Advisory Fee	$120,655
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 34.6 Information Technology 14.4 Financials 14.3 Consumer Staples 12.2 Consumer Discretionary 11.1 Industrials 5.3 Utilities 2.9 Real Estate 2.8 Communication Services 0.6 Materials 0.6 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 60.6 United Kingdom 8.1 Japan 6.7 Hong Kong 4.3 France 4.1 Germany 2.2 Netherlands 2.0 Taiwan 1.9 Belgium 1.9 Others 8.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 60.6 United Kingdom - 8.1 Japan - 6.7 Hong Kong - 4.3 France - 4.1 Germany - 2.2 Netherlands - 2.0 Taiwan - 1.9 Belgium - 1.9 Others - 8.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.8 AIA Group Ltd 4.3 Tesla Inc 4.3 Procter & Gamble Co/The 3.9 UnitedHealth Group Inc 3.9 CVS Health Corp 3.5 Johnson & Johnson 3.3 Welltower Inc 2.8 Chubb Ltd 2.7 Hitachi Ltd 2.5 38.0
Fidelity Advisor Healthy Future Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity Advisor® Healthy Future Fund Class M
Trading Symbol	FAPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 166	1.55%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities gained for the 12 months ending April 30, 2026, reflecting an April surge that followed a downturn amid conflict in the Middle East and concern about the viability of investments in artificial intelligence. Increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions also aided international stocks.
•Against this backdrop, security selection in emerging markets, primarily in Taiwan, and the U.K. contributed to the fund's performance versus the MSCI World Health & Wellness Select Index for the fiscal year.
•By sector, market selection was the primary contributor, led by an overweight in information technology, where an overweight in semiconductors & semiconductor equipment helped most. Picks in communication services also helped.
•The top individual relative contributor was our non-benchmark stake in Zegona Communications (+163%). This was a stake we established this period. A second notable relative contributor was an underweight in Abbott Laboratories (-29%), while a non-benchmark stake in Taiwan Semiconductor Manufacturing (+78%) also helped. This was a stake we established this period.
•In contrast, from a regional standpoint, an underweight in Japan and Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer staples. Also hurting our result were picks and an underweight in consumer discretionary.
•The largest individual relative detractor was an underweight in Tesla (+35%). This period we increased our position in Tesla. The company was one of the fund's largest holdings. A second notable relative detractor was our non-benchmark stake in Boston Scientific (-43%). Avoiding Murata Manufacturing, a benchmark component that gained 127%, hurt.
•Notable changes in positioning include increased exposure to Japan and a lower allocation to Switzerland. By sector, meaningful changes in positioning include increased exposure to information technology and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 24, 2022 through April 30, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,171 $11,445 $11,966 $13,643 MSCI World Health & Wellness Select Index $10,000 $10,562 $11,930 $13,118 $14,897 MSCI ACWI (All Country World Index) Index $10,000 $10,675 $12,583 $14,118 $18,549 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 10.02% 8.21% Class M (without 3.50% sales charge) 14.01% 9.19% MSCI World Health & Wellness Select Index 13.56% 10.65% MSCI ACWI (All Country World Index) Index 31.39% 16.99% A From May 24, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		May 24, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302
Holdings Count | shares	84	84	84	84	84	84	84
Advisory Fees Paid, Amount	$ 120,655
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$14,882,302
Number of Holdings	84
Total Advisory Fee	$120,655
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 34.6 Information Technology 14.4 Financials 14.3 Consumer Staples 12.2 Consumer Discretionary 11.1 Industrials 5.3 Utilities 2.9 Real Estate 2.8 Communication Services 0.6 Materials 0.6 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 60.6 United Kingdom 8.1 Japan 6.7 Hong Kong 4.3 France 4.1 Germany 2.2 Netherlands 2.0 Taiwan 1.9 Belgium 1.9 Others 8.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 60.6 United Kingdom - 8.1 Japan - 6.7 Hong Kong - 4.3 France - 4.1 Germany - 2.2 Netherlands - 2.0 Taiwan - 1.9 Belgium - 1.9 Others - 8.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.8 AIA Group Ltd 4.3 Tesla Inc 4.3 Procter & Gamble Co/The 3.9 UnitedHealth Group Inc 3.9 CVS Health Corp 3.5 Johnson & Johnson 3.3 Welltower Inc 2.8 Chubb Ltd 2.7 Hitachi Ltd 2.5 38.0
Fidelity Advisor Healthy Future Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity Advisor® Healthy Future Fund Class I
Trading Symbol	FAPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities gained for the 12 months ending April 30, 2026, reflecting an April surge that followed a downturn amid conflict in the Middle East and concern about the viability of investments in artificial intelligence. Increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions also aided international stocks.
•Against this backdrop, security selection in emerging markets, primarily in Taiwan, and the U.K. contributed to the fund's performance versus the MSCI World Health & Wellness Select Index for the fiscal year.
•By sector, market selection was the primary contributor, led by an overweight in information technology, where an overweight in semiconductors & semiconductor equipment helped most. Picks in communication services also helped.
•The top individual relative contributor was our non-benchmark stake in Zegona Communications (+163%). This was a stake we established this period. A second notable relative contributor was an underweight in Abbott Laboratories (-29%), while a non-benchmark stake in Taiwan Semiconductor Manufacturing (+78%) also helped. This was a stake we established this period.
•In contrast, from a regional standpoint, an underweight in Japan and Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer staples. Also hurting our result were picks and an underweight in consumer discretionary.
•The largest individual relative detractor was an underweight in Tesla (+35%). This period we increased our position in Tesla. The company was one of the fund's largest holdings. A second notable relative detractor was our non-benchmark stake in Boston Scientific (-43%). Avoiding Murata Manufacturing, a benchmark component that gained 127%, hurt.
•Notable changes in positioning include increased exposure to Japan and a lower allocation to Switzerland. By sector, meaningful changes in positioning include increased exposure to information technology and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 24, 2022 through April 30, 2026. Initial investment of $10,000. Class I $10,000 $10,590 $11,979 $12,578 $14,417 MSCI World Health & Wellness Select Index $10,000 $10,562 $11,930 $13,118 $14,897 MSCI ACWI (All Country World Index) Index $10,000 $10,675 $12,583 $14,118 $18,549 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 14.62% 9.74% MSCI World Health & Wellness Select Index 13.56% 10.65% MSCI ACWI (All Country World Index) Index 31.39% 16.99% A From May 24, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		May 24, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302
Holdings Count | shares	84	84	84	84	84	84	84
Advisory Fees Paid, Amount	$ 120,655
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$14,882,302
Number of Holdings	84
Total Advisory Fee	$120,655
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 34.6 Information Technology 14.4 Financials 14.3 Consumer Staples 12.2 Consumer Discretionary 11.1 Industrials 5.3 Utilities 2.9 Real Estate 2.8 Communication Services 0.6 Materials 0.6 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 60.6 United Kingdom 8.1 Japan 6.7 Hong Kong 4.3 France 4.1 Germany 2.2 Netherlands 2.0 Taiwan 1.9 Belgium 1.9 Others 8.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 60.6 United Kingdom - 8.1 Japan - 6.7 Hong Kong - 4.3 France - 4.1 Germany - 2.2 Netherlands - 2.0 Taiwan - 1.9 Belgium - 1.9 Others - 8.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.8 AIA Group Ltd 4.3 Tesla Inc 4.3 Procter & Gamble Co/The 3.9 UnitedHealth Group Inc 3.9 CVS Health Corp 3.5 Johnson & Johnson 3.3 Welltower Inc 2.8 Chubb Ltd 2.7 Hitachi Ltd 2.5 38.0
Fidelity Advisor Healthy Future Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity Advisor® Healthy Future Fund Class C
Trading Symbol	FAPKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 219	2.05%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities gained for the 12 months ending April 30, 2026, reflecting an April surge that followed a downturn amid conflict in the Middle East and concern about the viability of investments in artificial intelligence. Increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions also aided international stocks.
•Against this backdrop, security selection in emerging markets, primarily in Taiwan, and the U.K. contributed to the fund's performance versus the MSCI World Health & Wellness Select Index for the fiscal year.
•By sector, market selection was the primary contributor, led by an overweight in information technology, where an overweight in semiconductors & semiconductor equipment helped most. Picks in communication services also helped.
•The top individual relative contributor was our non-benchmark stake in Zegona Communications (+163%). This was a stake we established this period. A second notable relative contributor was an underweight in Abbott Laboratories (-29%), while a non-benchmark stake in Taiwan Semiconductor Manufacturing (+78%) also helped. This was a stake we established this period.
•In contrast, from a regional standpoint, an underweight in Japan and Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer staples. Also hurting our result were picks and an underweight in consumer discretionary.
•The largest individual relative detractor was an underweight in Tesla (+35%). This period we increased our position in Tesla. The company was one of the fund's largest holdings. A second notable relative detractor was our non-benchmark stake in Boston Scientific (-43%). Avoiding Murata Manufacturing, a benchmark component that gained 127%, hurt.
•Notable changes in positioning include increased exposure to Japan and a lower allocation to Switzerland. By sector, meaningful changes in positioning include increased exposure to information technology and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 24, 2022 through April 30, 2026. Initial investment of $10,000. Class C $10,000 $10,490 $11,750 $12,210 $13,856 MSCI World Health & Wellness Select Index $10,000 $10,562 $11,930 $13,118 $14,897 MSCI ACWI (All Country World Index) Index $10,000 $10,675 $12,583 $14,118 $18,549 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 12.48% 8.64% Class C 13.48% 8.64% MSCI World Health & Wellness Select Index 13.56% 10.65% MSCI ACWI (All Country World Index) Index 31.39% 16.99% A From May 24, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		May 24, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302
Holdings Count | shares	84	84	84	84	84	84	84
Advisory Fees Paid, Amount	$ 120,655
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$14,882,302
Number of Holdings	84
Total Advisory Fee	$120,655
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 34.6 Information Technology 14.4 Financials 14.3 Consumer Staples 12.2 Consumer Discretionary 11.1 Industrials 5.3 Utilities 2.9 Real Estate 2.8 Communication Services 0.6 Materials 0.6 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 60.6 United Kingdom 8.1 Japan 6.7 Hong Kong 4.3 France 4.1 Germany 2.2 Netherlands 2.0 Taiwan 1.9 Belgium 1.9 Others 8.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 60.6 United Kingdom - 8.1 Japan - 6.7 Hong Kong - 4.3 France - 4.1 Germany - 2.2 Netherlands - 2.0 Taiwan - 1.9 Belgium - 1.9 Others - 8.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.8 AIA Group Ltd 4.3 Tesla Inc 4.3 Procter & Gamble Co/The 3.9 UnitedHealth Group Inc 3.9 CVS Health Corp 3.5 Johnson & Johnson 3.3 Welltower Inc 2.8 Chubb Ltd 2.7 Hitachi Ltd 2.5 38.0
Fidelity Advisor Healthy Future Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Healthy Future Fund
Class Name	Fidelity Advisor® Healthy Future Fund Class A
Trading Symbol	FAPJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Healthy Future Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 139	1.30%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities gained for the 12 months ending April 30, 2026, reflecting an April surge that followed a downturn amid conflict in the Middle East and concern about the viability of investments in artificial intelligence. Increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions also aided international stocks.
•Against this backdrop, security selection in emerging markets, primarily in Taiwan, and the U.K. contributed to the fund's performance versus the MSCI World Health & Wellness Select Index for the fiscal year.
•By sector, market selection was the primary contributor, led by an overweight in information technology, where an overweight in semiconductors & semiconductor equipment helped most. Picks in communication services also helped.
•The top individual relative contributor was our non-benchmark stake in Zegona Communications (+163%). This was a stake we established this period. A second notable relative contributor was an underweight in Abbott Laboratories (-29%), while a non-benchmark stake in Taiwan Semiconductor Manufacturing (+78%) also helped. This was a stake we established this period.
•In contrast, from a regional standpoint, an underweight in Japan and Canada detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer staples. Also hurting our result were picks and an underweight in consumer discretionary.
•The largest individual relative detractor was an underweight in Tesla (+35%). This period we increased our position in Tesla. The company was one of the fund's largest holdings. A second notable relative detractor was our non-benchmark stake in Boston Scientific (-43%). Avoiding Murata Manufacturing, a benchmark component that gained 127%, hurt.
•Notable changes in positioning include increased exposure to Japan and a lower allocation to Switzerland. By sector, meaningful changes in positioning include increased exposure to information technology and a lower allocation to consumer staples.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 24, 2022 through April 30, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,962 $11,235 $11,772 $13,451 MSCI World Health & Wellness Select Index $10,000 $10,562 $11,930 $13,118 $14,897 MSCI ACWI (All Country World Index) Index $10,000 $10,675 $12,583 $14,118 $18,549 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 7.70% 7.82% Class A (without 5.75% sales charge) 14.27% 9.46% MSCI World Health & Wellness Select Index 13.56% 10.65% MSCI ACWI (All Country World Index) Index 31.39% 16.99% A From May 24, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		May 24, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302	$ 14,882,302
Holdings Count | shares	84	84	84	84	84	84	84
Advisory Fees Paid, Amount	$ 120,655
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$14,882,302
Number of Holdings	84
Total Advisory Fee	$120,655
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 34.6 Information Technology 14.4 Financials 14.3 Consumer Staples 12.2 Consumer Discretionary 11.1 Industrials 5.3 Utilities 2.9 Real Estate 2.8 Communication Services 0.6 Materials 0.6 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 60.6 United Kingdom 8.1 Japan 6.7 Hong Kong 4.3 France 4.1 Germany 2.2 Netherlands 2.0 Taiwan 1.9 Belgium 1.9 Others 8.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 60.6 United Kingdom - 8.1 Japan - 6.7 Hong Kong - 4.3 France - 4.1 Germany - 2.2 Netherlands - 2.0 Taiwan - 1.9 Belgium - 1.9 Others - 8.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.8 AIA Group Ltd 4.3 Tesla Inc 4.3 Procter & Gamble Co/The 3.9 UnitedHealth Group Inc 3.9 CVS Health Corp 3.5 Johnson & Johnson 3.3 Welltower Inc 2.8 Chubb Ltd 2.7 Hitachi Ltd 2.5 38.0
Fidelity Focused High Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Focused High Income Fund
Class Name	Fidelity® Focused High Income Fund
Trading Symbol	FHIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Focused High Income Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Focused High Income Fund	$ 78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending April 30, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 9.27% and contributed to performance versus the benchmark ICE BofA BB US High Yield Constrained Index for the fiscal year. By industry, security selection was the primary contributor, especially within telecommunications. Security selection in financial services and technology & electronics also boosted the fund's relative result.
•The top individual relative contributor was a non-benchmark stake in EchoStar (+86%). The second-largest relative contributor was an overweight in PBF Holding (+34%). Another notable relative contributor was a non-benchmark investment in Transocean International (+36%).
•In contrast, the biggest detractor from performance versus the benchmark was security selection in media. An underweight in energy also hampered the fund's result.
•The biggest individual relative detractor was an underweight in Warner Bros. Discovery (+10%). Not owning SM Energy, a benchmark component that gained about 17%, was a second notable relative detractor. A non-benchmark stake in Sunnova Energy returned -99% and hurt.
•Notable changes in positioning include increased exposure to the telecommunications and utility industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2016 through April 30, 2026. Initial investment of $10,000. Fidelity® Focused High Income Fund $10,000 $11,022 $11,226 $12,036 $12,017 $13,357 $12,501 $12,740 $13,511 $14,502 $15,797 ICE® BofA® BB US High Yield Constrained Index $10,000 $10,976 $11,226 $12,045 $12,038 $13,969 $13,180 $13,456 $14,441 $15,557 $16,863 Bloomberg U.S. Universal Bond Index $10,000 $10,207 $10,208 $10,757 $11,741 $11,950 $10,926 $10,892 $10,855 $11,739 $12,278 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Focused High Income Fund 8.93% 3.41% 4.68% ICE® BofA® BB US High Yield Constrained Index 8.40% 3.84% 5.36% Bloomberg U.S. Universal Bond Index 4.59% 0.54% 2.07% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 197,651,500	$ 197,651,500	$ 197,651,500	$ 197,651,500	$ 197,651,500	$ 197,651,500	$ 197,651,500
Holdings Count | shares	588	588	588	588	588	588	588
Advisory Fees Paid, Amount	$ 1,339,058
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$197,651,500
Number of Holdings	588
Total Advisory Fee	$1,339,058
Portfolio Turnover	77%

Holdings [Text Block]	BBB 7.2 BB 58.6 B 26.0 CCC,CC,C 3.8 Not Rated 1.9 Equities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 7.2 BB - 58.6 B - 26.0 CCC,CC,C - 3.8 Not Rated - 1.9 Equities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 85.6 Bank Loan Obligations 6.0 Preferred Securities 5.7 Asset-Backed Securities 0.2 Common Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 85.6 Bank Loan Obligations - 6.0 Preferred Securities - 5.7 Asset-Backed Securities - 0.2 Common Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 United States 89.3 Canada 2.9 United Kingdom 2.0 France 0.9 Ireland 0.8 Grand Cayman (UK Overseas Ter) 0.5 Zambia 0.4 Panama 0.4 Norway 0.4 Others 2.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.3 Canada - 2.9 United Kingdom - 2.0 France - 0.9 Ireland - 0.8 Grand Cayman (UK Overseas Ter) - 0.5 Zambia - 0.4 Panama - 0.4 Norway - 0.4 Others - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) CCO Holdings LLC / CCO Holdings Capital Corp 1.6 NRG Energy Inc 1.6 TransDigm Inc 1.5 Carnival Corp 1.4 Venture Global Plaquemines LNG LLC 1.3 Vistra Operations Co LLC 1.2 Tenet Healthcare Corp 1.2 Hilton Domestic Operating Co Inc 1.2 Sunoco LP 1.1 Citigroup Inc 1.1 13.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Capital & Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Capital & Income Fund
Class Name	Fidelity® Capital & Income Fund
Trading Symbol	FAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Capital & Income Fund for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Capital & Income Fund	$ 68	0.62%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds achieved a strong gain for the 12 months ending April 30, 2026, driven by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds rose 9.71% and contributed to performance versus the benchmark ICE BofA US High Yield/US High Yield Constrained Blend Index for the fiscal year. By industry, security selection was the primary contributor, led by technology & electronics. Our picks in basic industry and telecommunications also boosted the fund's relative result.
•A non-benchmark stake in Comfort Systems USA gained about 362% and was the top individual relative contributor. The second-largest relative contributor was an overweight in EchoStar (+82%). A non-benchmark stake in Nvidia gained 83% and notably helped. Each was among the fund's top holdings.
•In contrast, the primary detractor from performance versus the benchmark was an overweight in technology & electronics. Security selection in automotive also hampered the fund's result, as did an underweight in energy. Lastly, the fund's position in cash detracted.
•A stake in Monday.com returned roughly -77% and was the biggest individual relative detractor. The second-largest relative detractor was a position in Arthur J. Gallagher (-35%). An investment in BYD returned -21% and hurt versus the benchmark. It was not held at period end. All of these detractors were non-benchmark positions.
•Notable changes in positioning include increased exposure to the media industry and a lower allocation to retail.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2016 through April 30, 2026. Initial investment of $10,000. Fidelity® Capital & Income Fund $10,000 $11,385 $12,012 $12,821 $11,938 $15,801 $15,284 $15,604 $17,307 $18,499 $22,179 ICE® BofA® US High Yield Constrained Index $10,000 $11,365 $11,731 $12,518 $11,858 $14,230 $13,525 $13,665 $14,879 $16,172 $17,581 Bloomberg U.S. Universal Bond Index $10,000 $10,207 $10,208 $10,757 $11,741 $11,950 $10,926 $10,892 $10,855 $11,739 $12,278 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Capital & Income Fund 19.89% 7.02% 8.29% ICE® BofA® US High Yield Constrained Index 8.71% 4.32% 5.80% Bloomberg U.S. Universal Bond Index 4.59% 0.54% 2.07% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 15,689,983,550	$ 15,689,983,550	$ 15,689,983,550	$ 15,689,983,550	$ 15,689,983,550	$ 15,689,983,550	$ 15,689,983,550
Holdings Count | shares	707	707	707	707	707	707	707
Advisory Fees Paid, Amount	$ 89,295,802
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2026)
KEY FACTS
Fund Size	$15,689,983,550
Number of Holdings	707
Total Advisory Fee	$89,295,802
Portfolio Turnover	26%

Holdings [Text Block]	A 0.1 BBB 5.3 BB 18.0 B 21.6 CCC,CC,C 9.5 Not Rated 3.6 Equities 25.7 Short-Term Investments and Net Other Assets (Liabilities) 16.2 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.1 BBB - 5.3 BB - 18.0 B - 21.6 CCC,CC,C - 9.5 Not Rated - 3.6 Equities - 25.7 Short-Term Investments and Net Other Assets (Liabilities) - 16.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 44.5 Common Stocks 23.7 Bank Loan Obligations 8.0 Preferred Securities 3.1 Alternative Funds 2.3 Preferred Stocks 2.0 Asset-Backed Securities 0.2 Short-Term Investments and Net Other Assets (Liabilities) 16.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 44.5 Common Stocks - 23.7 Bank Loan Obligations - 8.0 Preferred Securities - 3.1 Alternative Funds - 2.3 Preferred Stocks - 2.0 Asset-Backed Securities - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 16.2 United States 92.6 Taiwan 1.4 United Kingdom 1.3 France 1.2 Canada 1.1 Australia 0.5 Zambia 0.3 Netherlands 0.3 Switzerland 0.2 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Taiwan - 1.4 United Kingdom - 1.3 France - 1.2 Canada - 1.1 Australia - 0.5 Zambia - 0.3 Netherlands - 0.3 Switzerland - 0.2 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) EchoStar Corp 2.3 Fidelity Private Credit Company LLC 2.3 Comfort Systems USA Inc 2.0 NVIDIA Corp 1.8 TransDigm Inc 1.7 Alphabet Inc Class A 1.5 Taiwan Semiconductor Manufacturing Co Ltd ADR 1.4 Ally Financial Inc 1.3 Altice France SA 1.1 Meta Platforms Inc Class A 1.0 16.4
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 27, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec